Long-Term Debt (Details 2) (USD $)	3 Months Ended	0 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended		0 Months Ended							0 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended					0 Months Ended			3 Months Ended		0 Months Ended
	May 31, 2013	Sep. 07, 2012 ABL Facility	May 31, 2013 ABL Facility	Sep. 07, 2012 ABL Facility	Feb. 28, 2013 ABL Facility	Mar. 15, 2012 ABL Facility	Sep. 07, 2012 ABL Facility Amendment 1	May 31, 2013 ABL Facility Amendment 1	Feb. 28, 2013 ABL Facility Amendment 1	May 31, 2013 ABL Facility Amendment 1 1.00 to 1.00 or greater	Feb. 28, 2013 ABL Facility Amendment 1 1.00 to 1.00 or greater	May 31, 2013 ABL Facility Amendment 1 Less than 1.00 to 1.00	Feb. 28, 2013 ABL Facility Amendment 1 Less than 1.00 to 1.00	May 29, 2013 ABL Facility Amendment 3 item	May 31, 2013 ABL Facility Amendment 3	Feb. 28, 2013 ABL Facility Amendment 3	May 29, 2013 ABL Facility Amendment 3 Subsequent events item	May 31, 2013 ABL Facility Minimum	Feb. 28, 2013 ABL Facility Minimum	Sep. 07, 2012 ABL Facility Minimum Amendment 1	May 31, 2013 ABL Facility Maximum	Feb. 28, 2013 ABL Facility Maximum	Sep. 07, 2012 ABL Facility Maximum Amendment 1	May 31, 2013 ABL Facility Maximum Amendment 1 1.00 to 1.00 or greater	Feb. 28, 2013 ABL Facility Maximum Amendment 1 1.00 to 1.00 or greater	May 31, 2013 ABL Facility Maximum Amendment 1 Less than 1.00 to 1.00	Feb. 28, 2013 ABL Facility Maximum Amendment 1 Less than 1.00 to 1.00	May 29, 2013 ABL Facility Maximum Amendment 3	May 29, 2013 ABL Facility Maximum Amendment 3 Subsequent events	Sep. 07, 2012 ABL Facility LIBOR Amendment 1	May 31, 2013 ABL Facility LIBOR Amendment 1	Feb. 28, 2013 ABL Facility LIBOR Amendment 1	May 29, 2013 ABL Facility LIBOR Amendment 3	May 29, 2013 ABL Facility LIBOR Amendment 3 Subsequent events	Sep. 07, 2012 ABL Facility Base rate	May 29, 2013 ABL Facility Base rate Amendment 3	May 29, 2013 ABL Facility Base rate Amendment 3 Subsequent events	Mar. 15, 2012 Letter of credit sub-facility	Mar. 15, 2012 Swing line sub-facility
Long-Term Debt
Maximum borrowing capacity						$ 170,000,000								$ 145,000,000			$ 145,000,000																					$ 15,000,000	$ 20,000,000
Variable interest rate basis																														LIBOR			LIBOR	LIBOR	base rate	base Rate	base Rate
Margin added to variable interest rate basis (as a percent)																																	5.00%	5.00%	0.75%	3.00%	3.00%
Commitment fee (as a percent)				0.50%														0.25%	0.25%		0.625%	0.625%
Required available borrowing capacity under credit facility			25,000,000		25,000,000											0
Available borrowing capacity as a percentage of the lesser of commitments and the borrowing base			15.00%		15.00%
Fixed charge coverage ratio																		1.0	1.0	1.0	1.0	1.0
Number of consecutive months used in calculating the fixed charge coverage ratio under credit facilities' covenants			12 months		12 months
Fixed charge coverage ratio																					1.0	1.0
Reduction in available borrowings, if fixed charge coverage ratio covenant ratio is not complied			25,000,000		25,000,000
Base dollar amount used in determining the borrowing base		65,000,000		65,000,000			56,000,000
Percentage of appraised value of the eligible real property to determine borrowing base		75.00%					65.00%
Percentage of outstanding balance of eligible accounts receivable to determine borrowing base		85.00%					70.00%
Percentage of eligible inventory to determine borrowing base		60.00%					40.00%
Springing fixed charge coverage ratio covenant that cannot be increased by M&T without the company's consent								1.00	1.00
Maximum cushion from management projections with the addition of senior or total debt to EBITDA covenant (as a percent)								20.00%	20.00%
Maximum cushion from management projections with the addition of net worth covenant (as a percent)								20.00%	20.00%
Maximum amount of additional permitted indebtedness and related permitted liens that cannot be restricted by M&T without the company's consent								35,000,000	35,000,000
Advance rate for eligible inventory that cannot be reduced by M&T without the company's consent (as a percent)										0.60	0.60	0.40	0.40
Advance rate for eligible accounts that cannot be reduced by M&T without the Company's consent (as a percent)										0.85	0.85	0.70	0.70
Advance rate for eligible real property that cannot be reduced by M&T without the company's consent										65,000,000	65,000,000	56,000,000	56,000,000
Advance rate for eligible real property that cannot be reduced by M&T without the company's consent (as a percent)																								0.75	0.75	0.75	0.75
Interest rate, variable interest rate floor																														1.25%	1.25%	1.25%
M&T participation amount																							75,000,000
Maximum borrowing capacity before amendment														170,000,000			170,000,000
Interest rate, variable interest rate floor removed due to amendment																																	1.25%	1.25%
Reduction in facility as a result of disposition of collateral and unencumbered assets														1			1
Amount of disposition of collateral and unencumbered assets														1			1
Threshold for reduction in facility as a result of disposition of collateral and unencumbered assets																												15,000,000	15,000,000
Number of non-employee directors in special committee														4			4
Fees to effect the third amendment																	300,000
Unamortized deferred debt issuance costs expensed to interest expense	700,000														700,000		700,000
Weighted average interest rate (as a percent)			4.00%		4.00%
Effective interest rate (as a percent)			6.20%		6.20%
Amount outstanding					24,300,000
Borrowing base					109,700,000																							145,000,000
Available borrowing capacity					$ 84,700,000